Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 1,309,374	$ 934,729	$ 471,308
Restricted cash	10,094,932	8,977,187
Receivables	948,354	1,998,232	1,455,248
Vendor deposits	742,926	547,648	294,960
Merchandise inventory, net	5,883,484	5,147,241	1,380,090
Prepaid expenses and other current assets	525,960	635,084	892,796
Total Current Assets	19,505,030	18,240,121	4,494,402
Property and equipment, net	355,581	245,948	185,606
Operating lease right-of-use assets, net	3,404,860	1,578,235	2,000,755
Goodwill	4,725,689	4,725,689	4,603,953
Intangible assets, net	1,276,088	1,381,937	1,878,844
Deferred tax assets			698,303
Other long-term assets	45,000	45,000	45,000
TOTAL ASSETS	29,312,248	26,216,930	13,906,863
Current Liabilities
Accounts payable and accrued expenses	12,356,822	12,701,715	5,375,420
Customer deposits	22,269,406	21,879,210	4,164,296
Short term notes payable, net	3,347,763
Advances, related party			137,500
Lines of credit			1,250,930
Current portion of notes payable, related parties			1,068,075
Current portion of notes payable, net	668,744	663,339	999,200
Convertible notes payable			584,943
Warrant liability			122,344
Current portion of operating lease liabilities	664,043	450,712	422,520
Total Current Liabilities	39,306,778	35,694,976	14,125,228
Notes payable, related parties, net of current portion			2,232,369
Notes payable, net of current portion, net	2,358,068	2,522,030
Operating lease liabilities, net of current portion	2,803,203	1,127,523	1,578,235
Contingent note payable	188,170	188,170	49,248
TOTAL LIABILITIES	44,656,219	39,532,699	17,985,080
Stockholders' Deficit
Preferred stock, $.0001 par value, 20,000,000 shares authorized; none issued and outstanding as of March 31, 2021 or December 31, 2020
Common stock, $.0001 par value, 200,000,000 shares authorized; 6,111,200 shares issued and outstanding as of March 31, 2021 and December 31, 2020	611	611	475
Additional paid-in capital	14,874,341	13,409,328	1,079,179
Accumulated deficit	(30,218,923)	(26,725,708)	(5,157,871)
Total Stockholders' Deficit	(15,343,971)	(13,315,769)	(4,078,217)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 29,312,248	$ 26,216,930	$ 13,906,863